Expense Example - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Mid Cap Index Fund - Fidelity Mid Cap Index Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 3
3 years	8
5 years	14
10 years	$ 32